SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 10 – SUBSEQUENT EVENT On April 18, 2023, Leonite Capital converted $139,901 of principal, and $10,198 of interest and fees at a conversion price of $.01 for 15,000,000 shs of common stock.

NOTE 10 – SUBSEQUENT EVENTS

On January 4, 2023, Company and Leonite Capital,LLC, entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $41,666.67 less an original issue discount of $4,166.67. The note shall be paid in one or more tranches. The Company received the first tranche of $21,500, on January 12, 2023. The maturity of each tranche shall be 12 months after each Tranche is advanced. The note is convertible into shares of common stock of the Company. The conversion price shall be the lower of $0.01 or the lowest trade price on the Advance Date of the first Tranche.

On January 12, 2023, the Company and GS Capital Partners, LLC. entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $41,667, due on January 12, 2024. The note is convertible into shares of common stock of the Company. The conversion price shall be the lower of $0.01 or the lowest trade price on the date of the First Tranche, Fixed Conversion Price. Upon the advance of the First Tranche the Company shall issue warrants to purchase 5,000,000 shares of the Company common stock. The exercise price is $0.024 per share with a term of 120 Months.

Date	Category	Description		Shares Issued

1/26/2023	Settlemement Agreement	The Company entered into a Settlement Agreement on January 26, 2023, with 1800 Diagonal Lending LLC f/k/a Sixth Street Lending LLC, in the amount of $550,000. The settlement agreement was set aside and a Agreed Final Order was issued on ? Pursuant to the Final order the following note balances and adjustments were made. Initial Notes entered 2/3/2022 with an initial principal amount of $103,750, adjusted to the sum of $131,096.02, plus interest at the rate of 8% from August 8, 2022, until paid. Note entered 6/14/2022 with a principal amount of $ 202,772.57 adjusted to the sum of $256,218.57, plus interest at the rate of 8 % from August 8, 2022, until paid. Note entered June 14, 2022, with an initial principal of $128,750.00 adjusted to the principal amount of $162,685.42 , plus interest at the of 8 % from August 8,2022 until paid.

2/6/2023	Promissory Note	On February 6, 2023, The Company and Fourth Man, LLC entered into a Securities purchase agreement for a 12% Convertible Note in the aggregate principal of $165,000.00 less an original issue discount of $16,500.00. The note will mature in 12 months from the issue date. The note in convertible into shares of common stock on the Company at a price of $0.01. The Company shall issue 8,250,000 warrants shares at an exercise price of $0.01 and an exercise period of five years from the issue date.

2/7/2023	Notice of Conversion	On February 7,2023, GS Capital Partners, LLC. converted $53,474.63 of principal and $13,885.82 of interest for 6,736,045 shares of common stock.		6,736,045

2/8/2023	Notice of Conversion	On February 8, 2023 Leonite Capital LLC converted $100,000 of principal, interest, and fees for 10,000,000 shares of common stock.		10,000,000

2/21/2023	Notice of Conversion	On February 21, 2023 Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common stock.		15,000,000

2/23/2023	Notice of Conversion	On February 23,2023, GS Capital Partners, LLC. converted $65,000.00 of principal and $17,277.53 of interest for 8,277,753 shares of common stock.		8,227,753

3/1/2023	Notice of Conversion	On March I, 2023 Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		20,000,000

3/7/2023	Notice of Conversion	On March 7,2023, GS Capital Partners, LLC. converted $80,000.00 of principal and $21,632.88 of interest for 10,163,288 shares of common stock.		10,163,288

3/17/2023	Notice of Conversion	On March 17, 2023, GS Capital Partners, LLC. converted $85,000 of principal and $23,310.96 of interest for 10,831,096, shares of common stock.		10,831,096

3/22/2023	Second Amendment to Senior Secured Convertible Promissory Note	Amended June 30, 2023, the Company entered into a second amendment to senior secured convertible promissory note, with Leonite Capital LLC

4/18/2023	Notice of Conversion	On April 18, 2023, Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common		15,000,000

3/17/2023	Notice of Conversion	On March 17, 2023, Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		20,000,000
			—	115,958,182

				798,168,896
				115,958,182
				914,127,078